LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of long term investments
	Equity securities without readily determinable	Equity method	Available for sales	Held-to- maturity
	fair value	investments	investment	investment	Total
	RMB	RMB		RMB	RMB
Balance at December 31, 2019	543,178	206,823	10,443	15,200	775,644
Additions	396,549	53,929	—	19,100	469,578
Disposals	(5,000)	—	(10,443)	—	(15,443)
Share of (loss) in equity method investments	—	(21,317)	—	—	(21,317)
Impairment charges	(282,076)	(179,193)	—	(1,221)	(462,490)
Impact of exchange rate	(4,949)	(2,751)	—		(7,700)
Balance at December 31, 2020	647,702	57,491	—	33,079	738,272
Additions	97	19,971	—	38,000	58,068
Disposals	—	(7,652)	—	(18,983)	(26,635)
Loss in held-to-maturity investment	—	—	—	(14,096)	(14,096)
Share of (loss) in equity method investments	—	(7,167)	—	—	(7,167)
Impairment charges	(23,193)	(4,229)	—	—	(27,422)
Impact of exchange rate	6,787	(381)	—	—	6,406
Balance at December 31, 2021	631,393	58,033		38,000	727,426
Additions	—	3,000		14,207	17,207
Disposal	—	(14,738)		(38,000)	(52,738)
Loss in held-to-maturity investment	—	—		—	—
Share of income in equity method investments	—	19,432		—	19,432
Impairment charges	(164,161)	(3,452)		(14,207)	(181,820)
Impact of accounting method changes	(361,100)	361,100		—	—
Impact of exchange rate	(3,622)	4,322		—	700
Balance at December 31, 2022	102,510	427,697		—	530,207

Schedule of equity securities without readily determinable fair value
	December 31,	December 31,
	2021	2022
	RMB	RMB
EZhou Rural Commercial Bank	40,000	40,000
BitPay, Inc. (Delaware)(i)	25,490	27,589
Zhuhai Yuanxin investment partnership (limited partnership(“ZhuhaiYuanxin”)	15,000	—
Ningbo Weilie investment management partnership (limited partnership) (“NingboWeilie”) (ii)	20,000	20,000
Shanghai Xinzheng Financial Information Consulting Co., Ltd. (iii)	129,786	—
Hubei Consumption Financial Company (“Hubei Consumption”)	361,100	—
Others	40,017	14,921
Total	631,393	102,510

Schedule of equity method investments
	December 31,	December 31,
	2021	2022
	RMB	RMB
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull”) (i)	17,101	10,549
PT.TIRTA Finance(ii)	19,760	24,218
Hubei Consumption Financial Company (“Hubei Consumption”) (iii)	—	390,019
Others	21,172	2,911
Total	58,033	427,697